Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2020
Financial risk management [abstract]
Schedule of net amounts of the financial instruments

	Net monetary position liability
	06.30.20	06.30.19
Borrowing position with third parties	(32,842,728)	(24,264,525)
Lending position with related parties	9,908,631	4,075,634
Net monetary position	(22,934,097)	(20,188,891)

Schedule of interest payable

At June 30, 2020	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	2,998,352	85,462	69,386	10,529	175	3,163,904
Borrowings (excluding finance lease liabilities)	14,086,808	2,118,449	27,192,442	64,633	39,956	43,502,288
Leases liabilities	52,536	49,190	51,304	54,317	1,291,751	1,499,098
Derivative financial instruments	81,540	28,324	6,427	-	-	116,291
Total	17,219,236	2,281,425	27,319,559	129,479	1,331,882	48,281,581

At June 30, 2019	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	1,458,760	73,348	3,129	-	201,900	1,737,137
Borrowings (excluding finance lease liabilities)	3,234,603	11,476,345	2,565,294	2,401,673	21,724,793	41,402,708
Finance leases	15,779	5,534	1,236	-	-	22,549
Derivative financial instruments	18,797	11,993	6,327	1,409	-	38,526
Total	4,727,939	11,567,220	2,575,986	2,403,082	21,926,693	43,200,920

Schedule of groups key metrics in relation to managing its capital structure
	06.30.20	06.30.19
Gearing ratio (i)	34.09%	36.68%
Debt ratio (ii)	33.11%	38.71%

(i)	Calculated as total current and non-current borrowings divided by total current and non-current borrowings plus equity.

(ii)	Calculated as total current and non-current borrowings divided by total properties at fair value (including trading properties, property, plant and equipment, investment properties and units to be received under barter agreements).